Long-Term Debt - Required Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 75,437
2024	68,097
2025	107,161
2026	237,826
2027	238,752
Thereafter	571,947
Total	$ 1,299,220	$ 1,317,427